Note 23 - Subsequent Event (Details Textual) - USD ($)	Feb. 21, 2025	Dec. 31, 2024	Mar. 16, 2023	Mar. 02, 2023	Dec. 27, 2018
Subordinated Debt [Member]
Debt Instrument, Face Amount			$ 2,000,000	$ 12,000,000	$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage		8.50%			6.50%
Subsequent Event [Member] | Senior Unsecured Notes [Member]
Proceeds from Issuance of Long-Term Debt	$ 9,750,000
Debt Instrument, Face Amount	$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Subsequent Event [Member] | Senior Unsecured Notes [Member] | Accredited Individual Investor [Member]
Debt Instrument, Face Amount	$ 250,000
Subsequent Event [Member] | Subordinated Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.50%
Repayments of Long-Term Debt	$ 14,000,000